Debt - Additional Information (Detail) - USD ($)		1 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2015	Jan. 31, 2016	Mar. 31, 2015	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Apr. 30, 2017
Line of Credit Facility [Line Items]
Loss on extinguishment of debt				$ 384,000	$ 0
Revolving Credit Facility
Line of Credit Facility [Line Items]
Credit facility	$ 10,000,000						$ 5,000,000
Credit facility expiration date	Jun. 30, 2016
Maximum revolving line of credit	$ 3,500,000
Advances against line of credit	$ 0					$ 0
Term Loan
Line of Credit Facility [Line Items]
Credit facility		$ 20,000,000	$ 10,000,000				20,000,000
Credit facility expiration date		Jan. 31, 2020	Mar. 31, 2019
Interest rate						5.00%
Prepayment fee advanced through month 12						1.00%
Prepayment fee during months 13 through 24						0.50%
Prepayment fee thereafter						0.00%
Line of credit, outstanding borrowings				0
Term Loan | Other (Income) Expense
Line of Credit Facility [Line Items]
Loss on extinguishment of debt				$ 400,000
Subordinated Term Loan
Line of Credit Facility [Line Items]
Credit facility							$ 10,000,000
Prime Rate | Revolving Credit Facility
Line of Credit Facility [Line Items]
Interest rate	0.75%
Prime Rate | Term Loan
Line of Credit Facility [Line Items]
Interest rate						1.25%